Financial instruments and fair values - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 548,438	$ 380,869
Financial liabilities	304,828	234,701
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,168	786
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6,050	782
Carrying value | Revolving Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	6,642
Carrying value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	137,074	139,447
Carrying value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	95,290	9,678
Carrying value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,800	305
Carrying value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,183	0
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,168	786
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6,050	782
Fair value | Revolving Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	8,713
Fair value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	146,649	151,581
Fair value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	95,290	9,678
Fair value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,800	305
Fair value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,183	0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 | Revolving Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	95,290	9,678
Level 1 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Level 1 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,168	786
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	6,050	782
Level 2 | Revolving Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 2 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 2 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Level 2 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,800	305
Level 2 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	2,183	0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Revolving Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	6,642
Level 3 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	137,074	139,447
Level 3 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Level 3 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0	$ 0